Statement of Cash Flows (FY) - USD ($)	2 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Operating activities:
Net income	$ 2,106,250	$ 4,313,632	$ 13,959,222
Adjustments to reconcile net income / (loss) to net cash provided by / (used in) operating activities:
Provision for current expected credit losses	0	465,397	1,372,498
Realized gain on sale of loans at fair value	0	(345,000)	(400,000)
Change in unrealized gains / (losses) on loans at fair value, net	(1,563,800)	(1,563,340)	(796,368)
Accretion of deferred loan original issue discount and other discounts	(173,110)	(783,481)	(4,038,816)
Stock-based compensation	0		1,662,001
PIK interest	(79,707)	(422,408)	(2,787,847)
Changes in operating assets and liabilities:
Interest reserve	0	(74,250)	(2,521,923)
Interest receivable	(783,673)	(927,292)	(1,507,427)
Prepaid expenses and other assets	(25,029)	(72,095)	(319,140)
Accrued management fees, net	142,067	222,127	2,320,808
Accrued direct administrative expenses	202,534	550,671	296,040
Accounts payable and other liabilities	118,040	154,895	366,696
Net cash provided by / (used in) operating activities	(56,428)	1,518,856	7,605,744
Cash flows from investing activities:
Issuance of and fundings on loans	(780,000)	(46,769,285)	(156,345,116)
Proceeds from sales of Assigned Rights	0	1,649,468	2,313,130
Principal repayment of loans	137,340	5,348,542	22,168,395
Proceeds from sales of loans	0	7,345,000	10,400,000
Net cash provided by / (used in) investing activities	(642,660)	(32,426,275)	(121,463,591)
Cash flows from financing activities:
Payment of offering costs	0		(3,981,098)
Issuance of common stock	31,946,092	44,226,092	185,501,295
Issuance of preferred stock		101,059
Dividends paid	0	(3,795,912)	(7,311,779)
Net cash provided by / (used in) financing activities	31,946,092	40,531,239	174,208,418
Change in cash, cash equivalents and restricted cash	31,247,004	9,623,820	60,350,571
Cash, cash equivalents and restricted cash, beginning of period	0	0	9,623,820
Cash, cash equivalents and restricted cash, end of period	31,247,004	9,623,820	69,974,391
Supplemental disclosure of non-cash financing and investing activity:
Loans acquired for issuance of shares of common stock	46,802,840	46,802,841	0
Interest reserve withheld from funding of loan	1,400,000	1,400,000	9,450,468
Supplemental information:
Interest paid during the period	0	0	0
Income taxes paid during the period	$ 0	$ 0	$ 0